CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,448		$ 1,262		$ 1,088
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,250		1,156		1,113
Deferred income taxes and investment tax credits	239		146		334
Gains on sale of assets	(70)		(62)		(114)
Loss from plant closure	(26)		6		200
Equity earnings	(189)		(119)		(55)
Fixed-price contracts and other derivatives	(10)		(25)		(21)
Other adjustments to reconcile net income to net cash provided by operating activities	75		108		13
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(99)		44		(273)
Net change in income taxes, net	39		62		(38)
Net change in inventories	65		(133)		116
Net change in regulatory balancing accounts	586		(317)		(198)
Net change in regulatory assets and liabilities	(4)		8		1
Net change in other current assets	(18)		(10)		15
Net change in accounts payable	(157)		109		(28)
Net change in reserve for Aliso Canyon costs	274		0		0
Net change in other current liabilities	13		(138)		(215)
Net change in other working capital components	699		(375)		(620)
Insurance receivable for Aliso Canyon costs	(325)		0		0
Changes in other assets	(162)		19		(171)
Changes in other liabilities	(24)		45		17
Net cash provided by (used in) operating activities	2,905		2,161		1,784
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(3,156)		(3,123)		(2,572)
Expeditures for investments and acquisition of businesses, net of cash acquired	(200)		(240)		(22)
Proceeds from sale of assets	373		149		570
Proceeds from U.S. Treasury grants	0		0		238
Distributions from investments	15		13		152
Proceeds from sales by nuclear decommissioning and other trusts	577		601		695
Purchases of nuclear decommissioning and other trust assets	(531)		(613)		(697)
Increase in restricted cash	(100)		(152)		(356)
Decrease in restricted cash	93		155		329
Advances to unconsolidated affiliates	(31)		(185)		(14)
Decrease (increase) in notes receivable to unconsolidated affiliates, net	74		18		0
Other cash flows from investing activities	1		35		(12)
Net cash provided by (used in) investing activities	(2,885)		(3,342)		(1,689)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(628)		(598)		(606)
Redemptions of preferred stock of subsidiary	0		0		(82)
Preferred dividends paid by subsidiaries	(1)		(1)		(5)
Issuances of common stock	52		56		62
Repurchases of common stock	(74)		(38)		(45)
Issuances of debt (maturities greater than 90 days)	2,992		3,272		2,081
Payments on long-term debt	(1,854)		(2,034)		(1,788)
Proceeds from sale of noncontrolling interest, net of offering costs.	0		0		574
Increase (decrease) in short-term debt, net	(622)		412		256
Purchase of noncontrolling interests	0		(74)		0
Distributions to noncontrolling interests	(73)		(104)		(69)
Excess Tax Benefit From Share Based Compensation Financing Activities	52		0		0
Other cash flows from financing activities	(17)		(37)		(40)
Net cash provided by (used in) financing activities	(173)		854		338
Effect of exchange rate changes on cash and cash equivalents	(14)		(7)		(4)
Increase (decrease) in cash and cash equivalents	(167)		(334)		429
Cash and cash equivalents, beginning of period	570	[1]	904		475
Cash and cash equivalents, end of period	403		570	[1]	904
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	537		536		544
Income tax payments, net of refunds	67		102		120
Acquisition Of Business [Abstract]
Assets acquired	10		0		13
Accrued purchase price	(5)		0		0
Liabilities assumed	(2)		0		(2)
Cash paid	3		0		11
Nuclear facility plant reclassified to regulatory asset, net of depreciation and amortization	0		0		512
Accrued capital expenditures	566		433		437
Increase in capital lease obligations for investment in property, plant and equipment	24		60		0
Financing of build-to-suit property	61		61		14
Capital expenditures recoverable by U. S. Treasury grants receivable	0		0		3
Sequestration of U.S. Treasury grants receivable	0		0		(23)
Redemption of industrial development bonds	79		0		0
Common Stock Issued Employee Stock Trust	55		42		0
Dividends declared but not paid	180		166		157
San Diego Gas and Electric Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	606		527		435
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	604		530		494
Deferred income taxes and investment tax credits	195		223		171
Adjustment To Utility Loss From Plant Closure	(26)		6		200
Fixed-price contracts and other derivatives	(4)		(6)		(8)
Other adjustments to reconcile net income to net cash provided by operating activities	(16)		(23)		(37)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(10)		(47)		(40)
Net change in due to/from affiliates, net	21		(10)		38
Net change in income taxes, net	0		35		(50)
Net change in inventories	(2)		4		(14)
Net change in regulatory balancing accounts	474		(208)		(140)
Net change in other current assets	(24)		(16)		7
Net change in accounts payable	(28)		(23)		50
Net change in interest payable	(1)		0		4
Net change in other current liabilities	(16)		(104)		(260)
Net change in other working capital components	414		(369)		(405)
Changes in other assets	(122)		191		(150)
Changes in other liabilities	13		18		19
Net cash provided by (used in) operating activities	1,664		1,097		719
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,133)		(1,100)		(978)
Proceeds from sale of assets	0		0		11
Proceeds from sales by nuclear decommissioning trusts	577		601		685
Purchases of nuclear decommissioning trust assets	(526)		(609)		(692)
Increase in restricted cash	(39)		(84)		(81)
Decrease in restricted cash	35		96		82
Other cash flows from investing activities	0		(30)		0
Net cash provided by (used in) investing activities	(1,086)		(1,126)		(973)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(300)		(200)		0
Preferred dividends paid	0		0		(5)
Redemptions of preferred stock of subsidiary	0		0		(82)
Issuances of long-term debt	444		100		450
Payments on long-term debt	(547)		(24)		(199)
Increase (decrease) in short-term debt, net	(131)		187		59
Distributions to noncontrolling interests	(30)		(53)		(26)
Other cash flows from financing activities	(2)		0		(3)
Net cash provided by (used in) financing activities	(566)		10		194
Increase (decrease) in cash and cash equivalents	12		(19)		(60)
Cash and cash equivalents, beginning of period	8	[2]	27		87
Cash and cash equivalents, end of period	20		8	[2]	27
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	199		196		187
Income tax payments, net of refunds	88		(4)		84
Acquisition Of Business [Abstract]
Nuclear facility plant reclassified to regulatory asset, net of depreciation and amortization	0		0		512
Accrued capital expenditures	191		217		182
Increase in capital lease obligations for investment in property, plant and equipment	15		60		0
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	420		333		365
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	461		431		383
Deferred income taxes and investment tax credits	127		130		117
Other adjustments to reconcile net income to net cash provided by operating activities	(11)		(7)		(5)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	(90)		30		(113)
Net change in due to/from affiliates, net	(11)		(1)		(57)
Net change in income taxes, net	8		17		51
Net change in inventories	102		(113)		82
Net change in regulatory balancing accounts	112		(109)		(58)
Net change in other current assets	8		(3)		3
Net change in accounts payable	(143)		156		(54)
Net change in customer deposits	1		0		(1)
Net change in reserve for Aliso Canyon costs	274		0		0
Net change in other current liabilities	45		3		24
Net change in other working capital components	306		(20)		(123)
Insurance receivable for Aliso Canyon costs	(325)		0		0
Changes in other assets	(91)		(131)		(52)
Changes in other liabilities	(7)		29		(4)
Net cash provided by (used in) operating activities	880		765		681
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,352)		(1,104)		(762)
Decrease (increase) in notes receivable to unconsolidated affiliates, net	(50)		0		34
Net cash provided by (used in) investing activities	(1,402)		(1,104)		(728)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(50)		(100)		(50)
Preferred dividends paid	(1)		(1)		(1)
Issuances of long-term debt	599		747		0
Payments on long-term debt	0		(250)		0
Increase (decrease) in short-term debt, net	(50)		8		42
Debt issuance costs	(3)		(7)		0
Net cash provided by (used in) financing activities	495		397		(9)
Increase (decrease) in cash and cash equivalents	(27)		58		(56)
Cash and cash equivalents, beginning of period	85	[1]	27		83
Cash and cash equivalents, end of period	58		85	[1]	27
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	79		62		65
Income tax payments, net of refunds	1		(10)		(52)
Acquisition Of Business [Abstract]
Accrued capital expenditures	$ 189		$ 168		$ 130

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.